Consolidated Statements of Operations Information (Tables)	12 Months Ended
Dec. 31, 2022
Consolidated Statements of Operations Information
Schedule of group's revenue

Years ended December 31:	2022	2021	2020
Royalty, goods and products and services	$52,218	$60,201	$48,441
Interest	3,712	405	531
Dividends	268	244	—
Gain on securities, net	—	—	758
Other, including medical and real estate sectors	7,491	10,441	9,702
Revenue	$63,689	$71,291	$59,432

Schedule of group's costs of sales and services comprised

Years Ended December 31:	2022	2021	2020
Royalty, goods and products and services	$23,677	$22,933	$22,102
(Reversal of) write-down of inventories	(21)	(19)	469
Gain on derivative contracts, net	—	(1,376)	—
Fair value gain on investment property, net of write-down of real estate for sale	(96)	(407)	(757)
(Gain) loss on dispositions of subsidiaries, net	(264)	—	546
Gains on settlements and derecognition of liabilities	(69)	(390)	(2,600)
Change in fair value of loan payable measured at FVTPL	141	1,616	549
Losses on securities, net	2,436	2,320	—
Other, including medical and real estate sectors	4,078	6,241	6,561
Total costs of sales and services	$29,882	$30,918	$26,870

Schedule of costs of sales and services

Years ended December 31:	2022	2021	2020
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$80	$3,488	$5,041

Schedule of Group's credit losses

Years ended December 31:	2022	2021	2020
(Reversal of) credit losses on loans and receivables and guarantees, net	$(47)	$88	$(3,108)

Schedule of Gain on Disposition of subsidiaries

Years Ended December 31:	2022	2021	2020
Net (liabilities) assets in excess of considerations received	$(273)	$—	$331
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	9	—	215
(Gain) loss on dispositions of subsidiaries, net (see Note 28)	$(264)	$—	$546

Schedule of selling, general and administrative expenses

Years ended December 31:	2022	2021	2020
Compensation (wages and salaries)	$4,443	$4,551	$4,083
Legal and professional	6,983	6,395	6,794
Accounting	885	1,238	1,294
Consulting and fees	6,529	3,423	2,836
Depreciation and amortization	784	481	557
Office	748	948	708
Reimbursement of expenses (net of recovery)	5,607	1,018	257
Other	2,501	3,090	3,372
	$28,480	$21,144	$19,901

Schedule of nature of expenses incurred in continuing operations

Years Ended December 31:	2022	2021	2020
Depreciation, depletion and amortization	$10,699	$11,023	$11,470
Employee benefits expenses*	7,194	6,922	7,253
Expenses for defined contribution plans and similar plans	278	253	123
Termination benefits	394	—	—

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 25.